Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Compensation Expense of Key Management Personnel [text block table]	Compensation expense of key management personnel in € m. 2024 2023 2022 Short-term employee benefits 47 37 37 Post-employment benefits 4 7 5 Other long-term benefits 35 17 15 Termination benefits 0 0 2 Share-based payment 15 18 17 Total 101 79 76
Loans (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]	Loans in € m. 2024 2023 Loans outstanding, beginning of year 44 119 Net movement in loans during the period 70 (98) Changes in the group of consolidated companies 0 0 Exchange rate changes/other (41) 23 Loans outstanding, end of year1 73 44 Other credit risk related transactions: Allowance for loan losses 0 1 Provision for loan losses 1 0 Guarantees and commitments 3 1 1. Loans past due were € 0 million as of December 31, 2024 and € 0 million as of December 31, 2023. For the total loans the Group held collateral of € 0 million and € 0 million as of December 31, 2024 and December 31, 2023, respectively
Deposits (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]	Deposits in € m. 2024 2023 Deposits outstanding, beginning of year 33 31 Net movement in deposits during the period (4) 2 Changes in the group of consolidated companies 0 0 Exchange rate changes/other 0 0 Deposits outstanding, end of year 29 33
Summary of Transactions with Related Party Pension Plans [text block table]	Transactions with related party pension plans in € m. 2024 2023 Equity shares issued by the Group held in plan assets 0 0 Other assets 2 1 Fees paid from plan assets to asset managers of the Group 16 21 Market value of derivatives with a counterparty of the Group 679 698 Notional amount of derivatives with a counterparty of the Group 9,730 8,146